                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CALAMOS PARTNERS LLC
Address:   2020 Calamos Court
           Naperville, Illinois 60563

Form 13F File Number: 028-11885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Walter R. Randall, Jr.
Title:   Chief Compliance Officer
Phone:   (630) 245-7200

Signature, Place, and Date of Signing:


/s/ Walter R. Randall, Jr.              Naperville, Illinois   November 14, 2006
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total:            80

Form 13F Information Table Value Total:       $92,593
                                            (thousands)

   COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
   NAME OF           TITLE OF                   VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
   ISSUER             CLASS          CUSIP     [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ANSOFT CORP        COMMON STOCK    036384105     2242         90000   shs           sole           none         90000              0
AMERICAN
REPROGRAPHICS CO   COMMON STOCK    029263100     1603         50000   shs           sole           none         50000              0
BRUKER
BIOSCIENCES CORP   COMMON STOCK    116794108     1893        270000   shs           sole           none        270000              0
CBEYOND
COMMUNICATIONS INC COMMON STOCK    149847105     1922         70000   shs           sole           none         70000              0
CHARLOTTE RUSSE    COMMON STOCK    161048103     1790         65000   shs           sole           none         65000              0
CONCEPTUS INC      COMMON STOCK    206016107     1946        110000   shs           sole           none        110000              0
CYBERSOURCE CP     COMMON STOCK    23251J106     1775        150000   shs           sole           none        150000              0
DOLLAR FINANCIAL
CORP               COMMON STOCK    256664103     1392         63806   shs           sole           none         63806              0
DATALINK CORP      COMMON STOCK    237934104     1573        170000   shs           sole           none        170000              0
EMERGENCY MEDICAL
SERVICES           COMMON STOCK    29100P102      981         60000   shs           sole           none         60000              0
FTD GROUP INC      COMMON STOCK    30267U108     1700        110000   shs           sole           none        110000              0
GEO CORP INC       COMMON STOCK    36159R103     2028         48000   shs           sole           none         48000              0
GIGAMEDIA LTD      COMMON STOCK    Y2711Y104     2240        200000   shs           sole           none        200000              0
GAMETECH INTL INC  COMMON STOCK    36466D102     1698        170000   shs           sole           none        170000              0
GERBER SCIENTIFIC
INC                COMMON STOCK    373730100     1573        105000   shs           sole           none        105000              0
INTERVEST
BANCSHARES CORP    COMMON STOCK    460927106     2091         48000   shs           sole           none         48000              0
INTERSTATE
HOTELS & RESORTS   COMMON STOCK    46088S106     1509        140000   shs           sole           none        140000              0
KNOLOGY INC        COMMON STOCK    499183804     1984        200000   shs           sole           none        200000              0
LHC GROUP LLC      COMMON STOCK    50187A107     1495         67000   shs           sole           none         67000              0
LUMINEX CORP       COMMON STOCK    55027E102     1550         85000   shs           sole           none         85000              0
LATTICE
SEMICONDUCTOR      COMMON STOCK    518415104     1569        230000   shs           sole           none        230000              0
MAIDENFORM BRANDS
INC                COMMON STOCK    560305104     1930        100000   shs           sole           none        100000              0
NOVATEL INC        COMMON STOCK    669954109     1607         35000   shs           sole           none         35000              0
NUVELO INC         COMMON STOCK    67072M301     2006        110000   shs           sole           none        110000              0
WILD OATS MARKETS
INC                COMMON STOCK    96808B107     1616        100000   shs           sole           none        100000              0
OCWEN FINANCIAL
CORP               COMMON STOCK    675746309     1565        105000   shs           sole           none        105000              0
OMNICELL INC       COMMON STOCK    68213N109     2505        140000   shs           sole           none        140000              0
OPNET TECHNOLOGIES
INC                COMMON STOCK    683757108     2229        170000   shs           sole           none        170000              0
ORBITAL SCIENCES
CORP               COMMON STOCK    685564106     1689         90000   shs           sole           none         90000              0
PETROQUEST ENERGY
INC                COMMON STOCK    716748108     1460        140000   shs           sole           none        140000              0
PERFICIENT INC     COMMON STOCK    71375U101     1882        120000   shs           sole           none        120000              0
PEOPLESUPPORT INC  COMMON STOCK    712714302     2313        125000   shs           sole           none        125000              0
BOSTON BEER CO INC
-CL A              COMMON STOCK    100557107     1643         50000   shs           sole           none         50000              0



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
STEVEN MADDEN LTD  COMMON STOCK    556269108     2060         52500   shs           sole           none         52500              0
SIRENZA
MICRODEVICES INC   COMMON STOCK    82966T106     1185        150000   shs           sole           none        150000              0
SMITH MICRO
SOFTWARE           COMMON STOCK    832154108     1654        115000   shs           sole           none        115000              0
SUPERIOR ESSEX INC COMMON STOCK    86815V105     1884         55000   shs           sole           none         55000              0
SUNTRUST BANKS INC COMMON STOCK    867914103      209          2700   shs           sole           none          2700              0
SUN HEALTHCARE
GROUP INC          COMMON STOCK    866933401     1933        180000   shs           sole           none        180000              0
SAVIENT
PHARMACEUTICALS
INC                COMMON STOCK    80517Q100     1628        250000   shs           sole           none        250000              0
SMITH & WESSON
HOLDING CORP       COMMON STOCK    831756101     1804        130000   shs           sole           none        130000              0
TIVO INC           COMMON STOCK    888706108     1594        210000   shs           sole           none        210000              0
THESTREET.COM INC  COMMON STOCK    88368Q103     2288        215000   shs           sole           none        215000              0
TYLER TECH INC     COMMON STOCK    902252105     1616        125000   shs           sole           none        125000              0
WORLD ACCEPTANCE
CORP               COMMON STOCK    981419104     1979         45000   shs           sole           none         45000              0
FORD MOTOR CAP     6.50%
TRUST II           CONVERTIBLE
                   TRUST PREFER    345395206      443         13200   shs           sole           none         13200              0

SUNTRUST BKS       COMMON STOCK    867914103      618          8000   shs   PUT     sole           none          8000              0
AMERICAN EQUITY    5.25% SENIOR
INVT               UNSECURED
                   CONVERT         025676AE7      344        300000   prn           sole           none           300              0
AGCO CORP          1.75% CASH
                   PAY CONVERTIBLE
                   SEN             001084AL6      583        450000   prn           sole           none           450              0
ARMOR HOLDINGS     2.00% Senior
INC                Subordinated
                   Conv            042260AC3      371        300000   prn           sole           none           300              0
ALLIANT TECHSYS    3% CONVERTIBLE
                   SENIOR SUBORDIN 018804AK0      486        400000   prn           sole           none           400              0
BANKUNITED CAPITAL 3.125% SENIOR
TR                 CONTINGENT
                   CONVE           06652BAE3      351        375000   prn           sole           none           375              0
BIOMARIN PHARMA    2.50% SENIOR
                   SUBORDINATED
                   CONV            09061GAC5      395        360000   prn           sole           none           360              0
COMPUCREDIT CORP   3.625% CASH PAY
                   CONVERTIBLE NO  20478NAB6      246        250000   prn           sole           none           250              0
CIENA CORP         0.25% CONVERTIBLE
                   SENIOR NOTES    171779AB7      225        250000   prn           sole           none           250              0
COMTECH TELECOM    2% SENIOR
                   CONVERTIBLE
                   NOTES DU        205826AD2      536        450000   prn           sole           none           450              0
CERADYNE INC       2.875%
                   CONVERTIBLE SR
                   SUB NOTE        156710AA3      253        250000   prn           sole           none           250              0
CAPITAL SOURCE INC 3.50%
                   CONVERTIBLE
                   SENIOR NOTES    14055XAD4      536        500000   prn           sole           none           500              0
CSG SYS INTL       2.50% CASH PAY
                   SENIOR SUBORDIN 126349AB5      561        500000   prn           sole           none           500              0

CYTYC CORP         2.25% CASH PAY
                   CONVERTIBLE SEN 232946AB9      528        525000   prn           sole           none           525              0
EURONET WORLDWIDE  3.5% CONVERTIBLE
INC                DEBENTURES DU   298736AF6      240        250000   prn           sole           none           250              0
EDWARDS            3.875%
LIFESCIENCES       CONVERTIBLE
                   SENIOR NOTE     28176EAB4      458        450000   prn           sole           none           450              0
ADVANCED MED       2.50% CASH PAY
OPTICS             CONVERTIBLE SEN 00763MAG3      258        250000   prn           sole           none           250              0
FLIR SYSTEMS INC   3% SENIOR
                   CONVERTIBLE
                   NOTES DU        302445AB7      510        375000   prn           sole           none           375              0
FINISAR CORP       2.50% CASH PAY
                   CONVERTIBLE SUB 31787AAF8      252        200000   prn           sole           none           200              0
GENZYME CORP       1.25% SENIOR
                   UNSECURED
                   CONVERT         372917AN4      493        450000   prn           sole           none           450              0
GRIFFON CORP       4% SUBORDINATED
                   UNSECURED CONV  398433AC6      263        225000   prn           sole           none           225              0
GATX CORP          7.50% SENIOR
                   UNSECURED
                   CONVERT         361448AC7      488        400000   prn           sole           none           400              0
GREY WOLF INC      3.75% SENIOR
                   UNSECURED
                   CONTING         397888AD0      536        460000   prn           sole           none           460              0
EMDEON CORP        3.125%
(WEBMD)            CONVERTIBLE SR
                   UNSECURE        94769MAG0      250        250000   prn           sole           none           250              0
HENRY SCHEIN INC   3% CONVERTIBLE
                   SENIOR NOTES DU 806407AB8      309        250000   prn           sole           none           250              0
INTEGRA LIFESCI    2.50% Convertible
2.50%              Notes due 20    457985AB5      595        505000   prn           sole           none           505              0
ITRON INC          2.50%
                   CONVERTIBLE
                   SENIOR SUBOR    465741AJ5      339        300000   prn           sole           none           300              0
INVITROGEN         2% CONVERTIBLE
                   SENIOR NOTES DU 46185RAJ9      268        250000   prn           sole           none           250              0
MEDAREX INC        2.25% SENIOR
                   UNSECURED
                   CONVERT         583916AG6      234        225000   prn           sole           none           225              0
OMNICARE INC       3.25% CASH PAY
                   CONVERTIBLE SEN 681904AL2      356        400000   prn           sole           none           400              0
ON SEMICONDUCTOR   1.875% SR SUB
CORP               CASH PAY
                   CONVERT         682189AD7      216        200000   prn           sole           none           200              0
OPEN SOLUTIONS INC 1.4673% CATZ
                   DUE 2035        68371PAB8      504        800000   prn           sole           none           800              0
PLAYBOY            3% CASH PAY
ENTERPRISES INC    CONVERTIBLE SR
                   SUB             728117AB8      349        400000   prn           sole           none           400              0
SLM CORP (CATZ)    FLOATING RATE
                   CONVERTIBLE
                   SENI            78442PAC0      371        370000   prn           sole           none           370              0